Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 06, 2019
Registrant Name	Amplify ETF Trust
Central Index Key	0001633061
Amendment Flag	false
Document Creation Date	May 06, 2019
Document Effective Date	May 06, 2019
Prospectus Date	May 06, 2019
Amplify CrowdBureau(R) Peer-to-Peer Lending & Crowdfunding ETF | Amplify CrowdBureau(R) Peer-to-Peer Lending & Crowdfunding ETF
Risk/Return:
Trading Symbol	LEND